Pre-Paid Security Purchase (Details) - Pre-paid Security Agreement [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 20, 2024	Jun. 30, 2024
Pre-Paid Security Purchase [Line Items]
Aggregate purchase price		$ 10,000,000
Original issue discount rate		7.00%
Accrued interest rate		8.00%
Shares issued (in Shares)	343,053	343,053
Streeterville paid		$ 2,000,000
Initial principal balance		2,140,000	$ 6,470,000
Pre-paid purchase	$ 1,816,558	$ 100,000
Percentage of Prepaid Purchase Funding		15.00%
Aggregate principal amount	2,140,000
Interest payable	5,237
Initial discount	$ 140,000
Common Stock [Member]
Pre-Paid Security Purchase [Line Items]
Shares issued (in Shares)	343,053
Issuance cost	$ 188,679